Retirement Plans (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Number of sponsored 401(k) plans | item	4
Expense for matching and discretionary contributions	$ 3,705	$ 6,772	$ 5,256
Contributes to various multiemployer pension plans	$ 6,298	$ 4,990	$ 4,383
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Multiemployer plans collective-bargaining arrangement percentage of contributions	5.00%